RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)		Dec. 31, 2024 CNY (¥)
Payable to related companies:
Feishang Enterprise	$ 1,461	¥ 10,225	[1]	¥ 10,422	[1]
Anka Capital Limited	219	1,528	[2]	939	[2]
Anka	137	956	[2]		[2]
Payable to related companies	1,817	12,709		11,361
Payable to the Shareholder:
Feishang Group Ltd.	10,445	73,075	[1]	78,567	[1]
Lease liabilities to related parties	$ 10,445	¥ 73,075		¥ 78,567

[1]	Feishang Enterprise and Feishang Group are controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.
[2]	Anka Capital and Anka are each jointly owned by Mr. Wong Wah On Edward and Mr. Tam Cheuk Ho, who are officers of the Company.